Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table shows the relationship between executive compensation actually paid (“CAP”) to our principal executive officer (“PEO”) and our other named executive officers (“non-PEO NEOs”) and certain financial performance of the Company during the fiscal years ended December 31, 2025, 2024, and 2023.

Value of
					Average		Initial
					Summary	Average	Fixed $100
	Summary	Summary			Compensation	Compensation	Investment
	Compensation	Compensation	Compensation	Compensation	Table Total	Actually	Based
	Table	Table	Actually	Actually	for	Paid to	On Total	Net (Loss)
	Total for	Total for	Paid to	Paid to	Non-PEO	Non-PEO	Shareholder	Income
Year(1)	First PEO(2)	Second PEO(2)	First PEO(3)	Second PEO(4)	NEOs(5)	NEOs(6)	Return(7)	(in millions)(8)
2025	$410,875	$762,400	$216,618	$599,842	$490,984	$430,934	$9.74	$(289.790)
2024	$951,975	n/a	$677,287	n/a	$580,626	$482,376	$37.42	$(66.717)
2023	$1,448,051	n/a	$798,228	n/a	$749,034	$549,522	$59.19	$(64.813)

(1)	Named executive officers included in the above table reflect the following:
Year	First PEO	Second PEO	Non-PEO NEOs
2025	Mr. Toler	Mr. Lindeman	Mr. Parker and Mr. O'Brien
2024	Mr. Toler	n/a	Mr. Lindeman and Mr. Parker
2023	Mr. Toler	n/a	Mr. Lindeman and Mr. Parker
(2)

The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Toler for each corresponding year in the “Total” column of the Summary Compensation Table. The Summary Compensation Table for the years ended December 31, 2025, and 2024 can be found under “Executive Officer and Director Compensation” above. The Summary Compensation Table for the year ended December 31, 2023 can be found in our proxy statement filed with the SEC on April 17, 2024.

(3)

The dollar amounts reported in this column represent the CAP to Mr. Toler, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Toler during the applicable year.

In accordance with SEC rules, the following adjustments were made to Mr. Toler’s total compensation for each year to determine CAP:

Adjustment To PEO Compensation, Footnote
	Reported Summary			Compensation
	Compensation Table	Reported Value of	Equity Award	Actually Paid to
Year	Total for First PEO	Equity Awards(i)	Adjustments(ii)	First PEO
2025	$410,875	$(203,000)	$8,743	$216,618
2024	$951,975	$(300,010)	$25,322	$677,287
2023	$1,448,051	$(750,002)	$100,179	$798,228
(i)

The grant date fair value of equity awards in this column represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(ii)

The equity award adjustments in this column include the addition (or subtraction, as applicable) of the following: (1) for equity awards granted in the applicable year that are outstanding and unvested as of the end of the year, the year-end fair value; (2) for equity awards granted in prior years that are outstanding and unvested as of the end of the applicable year, the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value; (3) for equity awards that are granted and vest in same applicable year, the fair value as of the vesting date; (4) for equity awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (5) for equity awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (6) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

					Fair Value	Value of
	Year			Change in	at the	Dividends
	End Fair	Change		Fair Value	End of	or Other
	Value of	in Fair	Fair	as of	the Prior	Earnings
	Equity	Value	Value	Vesting	Year of	Paid
	Awards	of Prior	as of	Date of	Equity	on Stock
	Granted	Year	Vesting	Equity	Awards	or Option
	During the	Equity	Date of	Awards	that	Awards
	Year	Awards	Equity	Granted	Failed	in the
	Outstanding	Outstanding	Awards	in	to Meet	Year not
	and	and	Granted	Prior Years	Vesting	Otherwise	Total
	Unvested	Unvested	and	that Vested	Conditions	Included in	Equity
	as of	as of	Vested in	in the	in the	Total	Award
Year	Year End	Year End	the Year	Year	Year	Compensation	Adjustments
2025	$52,850	$—	$—	$(44,107)	$—	$—	$8,743
2024	$58,006	$(7,314)	$—	$(25,370)	$—	$—	$25,322
2023	$119,792	$(47,502)	$86,566	$(33,197)	$(25,480)	$—	$100,179

(4)

The dollar amounts reported in this column represent the CAP to Mr. Lindeman, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Lindeman during the applicable year.

In accordance with SEC rules, the following adjustments were made to Mr. Lindeman’s total compensation for each year to determine CAP:

	Reported Summary			Compensation
	Compensation Table	Reported Value of	Equity Award	Actually Paid to
Year	Total for Second PEO	Equity Awards(i)	Adjustments(ii)	Second PEO
2025	$762,400	$(145,000)	$(17,558)	$599,842

(i)

The grant date fair value of equity awards in this column represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(ii)

The equity award adjustments in this column include the addition (or subtraction, as applicable) of the following: (1) for equity awards granted in the applicable year that are outstanding and unvested as of the end of the year, the year-end fair value; (2) for equity awards granted in prior years that are outstanding and unvested as of the end of the applicable year, the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value; (3) for equity awards that are granted and vest in same applicable year, the fair value as of the vesting date; (4) for equity awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (5) for equity awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (6) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

					Fair Value	Value of
	Year			Change in	at the	Dividends
	End Fair	Change		Fair Value	End of	or Other
	Value of	in Fair	Fair	as of	the Prior	Earnings
	Equity	Value	Value	Vesting	Year of	Paid
	Awards	of Prior	as of	Date of	Equity	on Stock
	Granted	Year	Vesting	Equity	Awards	or Option
	During the	Equity	Date of	Awards	that	Awards
	Year	Awards	Equity	Granted	Failed	in the
	Outstanding	Outstanding	Awards	in	to Meet	Year not
	and	and	Granted	Prior Years	Vesting	Otherwise	Total
	Unvested	Unvested	and	that Vested	Conditions	Included in	Equity
	as of	as of	Vested in	in the	in the	Total	Award
Year	Year End	Year End	the Year	Year	Year	Compensation	Adjustments
2025	$—	$—	$—	$(17,558)	$—	$—	$(17,558)

(5)	The dollar amounts reported this column represent the average of the amounts reported for the Company’s non-PEO NEOs in the “Total” column of the Summary Compensation Table in each applicable year.
(6)

The dollar amounts reported in this column represent the average amount of CAP to the non-PEO NEOs, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year.

In accordance with the SEC rules, the following adjustments were made to average total compensation for the non-PEO NEOs for each year to determine the CAP, using the same methodology described above in footnotes 3 and 4:

Non-PEO NEO Average Total Compensation Amount	$ 490,984	$ 580,626	$ 749,034
Non-PEO NEO Average Compensation Actually Paid Amount	$ 430,934	482,376	549,522
Adjustment to Non-PEO NEO Compensation Footnote
	Average
	Reported
	Summary	Average		Average
	Compensation	Reported	Average	Compensation
	Table Total	Value of	Equity	Actually Paid
	for Non-PEO	Equity	Award	to Non-
Year	NEOs	Awards	Adjustments(i)	PEO NEOs
2025	$490,984	$(58,000)	$(2,050)	$430,934
2024	$580,626	$(100,629)	$2,379	$482,376
2023	$749,034	$(181,939)	$(17,573)	$549,522

(i)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Average
Fair Value
	Average		Average		at the End	Average
	Year		Fair	Average	of the	Value of
	End Fair	Average	Value	Change in	Prior	Dividends or
	Value of	Change in	as of	Fair Value	Year of	Other
	Equity	Fair Value	Vesting	as of	Equity	Earnings
	Awards	of Prior	Date of	Vesting	Awards	Paid on Stock
	Granted	Year	Equity	Date	that	or Option
	During the	Equity	Awards	of Equity	Failed	Awards in the
	Year	Awards	Granted	Awards	to Meet	Year not
	Outstanding	Outstanding	and	Granted in	Vesting	Otherwise	Total
	and	and	Vested	Prior Years	Conditions	Included in	Equity
	Unvested as	Unvested as	in the	that Vested	in the	Total	Award
Year	of Year End	of Year End	Year	in the Year	Year	Compensation	Adjustments
2025	$15,100	$(3,576)	$—	$(13,574)	$—	$—	$(2,050)
2024	$19,459	$(9,848)	$—	$(7,232)	$—	$—	$2,379
2023	$36,435	$(30,928)	$—	$(14,533)	$(8,547)	$—	$(17,573)

(7)

The cumulative total shareholder return (“TSR”) amounts reported in this column are calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(8)	The dollar amounts reported this column are the Company’s net income amounts reflected in the Company’s audited financial statements for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return

Analysis of Information Presented in the Pay Versus Performance Table

The following graphs address the relationship between CAP as disclosed in the Pay Versus Performance table and (i) the Company’s TSR and (ii) the Company’s net income (loss).

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 9.74	37.42	59.19
Net Income (Loss)	(289,790,000)	(66,717,000)	(64,813,000)
Mr. Toler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	410,875	951,975	1,448,051
PEO Actually Paid Compensation Amount	$ 216,618	$ 677,287	$ 798,228
PEO Name	Mr. Toler	Mr. Toler	Mr. Toler
Mr. Lindeman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 762,400
PEO Actually Paid Compensation Amount	$ 599,842
PEO Name	Mr. Lindeman
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (181,939)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(17,573)
PEO | Mr. Toler [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Mr. Toler [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(203,000)	$ (300,010)	(750,002)
PEO | Mr. Toler [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,743	25,322	100,179
PEO | Mr. Toler [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	52,850	58,006	119,792
PEO | Mr. Toler [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(7,314)	(47,502)
PEO | Mr. Toler [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	86,566
PEO | Mr. Toler [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,107)	(25,370)	(33,197)
PEO | Mr. Toler [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(25,480)
PEO | Mr. Toler [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Mr. Lindeman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(145,000)
PEO | Mr. Lindeman [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,558)
PEO | Mr. Lindeman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Lindeman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Lindeman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Lindeman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,558)
PEO | Mr. Lindeman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Lindeman [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(58,000)	(100,629)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,050)	2,379	(17,573)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,100	19,459	36,435
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,576)	(9,848)	(30,928)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,574)	(7,232)	(14,533)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(8,547)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0